INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Deferred revenue and advances from customers (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Current
Advances from customers	$ 5,561,205	$ 3,335,740
Deferred Revenue	138,080	587,400
Deferred revenue and advances from customers	5,699,285	3,923,140
Non-current
Advances from customers	41,237	52,511
Deferred revenue	1,852,372	1,872,627
Deferred revenue and advances from customers	$ 1,893,609	$ 1,925,138